Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0000055242
Registrant Name	KENNAMETAL INC
Registration File Number	333-283027
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES